Accounts receivable, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Accounts receivable, net
Accounts receivable - third parties	¥ 7,146,902		¥ 10,666,230		$ 1,021,555
Less: allowance for credit losses	(887,898)		(102,200)		(126,913)
Accounts receivable, net	6,259,004		10,564,030		$ 894,642
Allowance for accounts receivable	¥ 785,698	$ 112,305	¥ 102,200	¥ 0